Quarterly Holdings Report
for
Fidelity® Infrastructure Fund
January 31, 2025
ISF-NPRT1-0425
1.9896237.105
Common Stocks - 93.5%
	Shares	Value ($)
CANADA - 1.0%
Industrials - 1.0%
Ground Transportation - 1.0%
Canadian Pacific Kansas City Ltd (United States)	6,894	548,762
CHINA - 0.7%
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Beijing Capital International Airport Co Ltd H Shares (a)	1,050,000	382,705
GERMANY - 1.5%
Utilities - 1.5%
Multi-Utilities - 1.5%
E.ON SE	68,600	812,555
JAPAN - 0.8%
Industrials - 0.8%
Machinery - 0.8%
Mitsubishi Heavy Industries Ltd	29,700	434,667
MEXICO - 3.7%
Industrials - 3.7%
Transportation Infrastructure - 3.7%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	11,658	881,345
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	6,100	1,130,635

TOTAL MEXICO		2,011,980
SPAIN - 8.2%
Communication Services - 2.2%
Diversified Telecommunication Services - 2.2%
Cellnex Telecom SA (b)(c)	35,638	1,193,630
Industrials - 5.0%
Transportation Infrastructure - 5.0%
Aena SME SA (b)(c)	12,599	2,723,831
Utilities - 1.0%
Electric Utilities - 1.0%
Iberdrola SA	39,600	559,610
TOTAL SPAIN		4,477,071
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,800	376,776
TANZANIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Helios Towers PLC (a)	139,762	164,626
UNITED KINGDOM - 5.7%
Utilities - 5.7%
Electric Utilities - 1.8%
SSE PLC	49,100	989,146
Multi-Utilities - 3.9%
National Grid PLC	176,104	2,136,362
TOTAL UNITED KINGDOM		3,125,508
UNITED STATES - 70.9%
Communication Services - 3.7%
Diversified Telecommunication Services - 2.1%
AT&T Inc	24,000	569,520
Verizon Communications Inc	13,800	543,582
		1,113,102
Wireless Telecommunication Services - 1.6%
T-Mobile US Inc	3,800	885,286
TOTAL COMMUNICATION SERVICES		1,998,388

Energy - 13.2%
Energy Equipment & Services - 1.3%
Kodiak Gas Services Inc	15,000	701,700
Oil, Gas & Consumable Fuels - 11.9%
Cheniere Energy Inc	9,702	2,169,852
Energy Transfer LP	12,600	258,048
Targa Resources Corp	9,409	1,851,691
Williams Cos Inc/The	39,437	2,185,993
		6,465,584
TOTAL ENERGY		7,167,284

Industrials - 15.0%
Commercial Services & Supplies - 5.8%
GFL Environmental Inc Subordinate Voting Shares (United States)	28,625	1,234,596
Republic Services Inc	4,380	949,891
Waste Connections Inc (United States)	5,158	947,886
		3,132,373
Construction & Engineering - 0.8%
Ferrovial SE	10,664	458,001
Electrical Equipment - 2.7%
Eaton Corp PLC	2,300	750,812
GE Vernova Inc	2,000	745,760
		1,496,572
Ground Transportation - 4.9%
CSX Corp	8,779	288,566
Norfolk Southern Corp	4,400	1,123,320
Union Pacific Corp	5,060	1,253,817
		2,665,703
Machinery - 0.8%
Westinghouse Air Brake Technologies Corp	2,000	415,840
TOTAL INDUSTRIALS		8,168,489

Information Technology - 1.3%
Communications Equipment - 0.4%
Lumentum Holdings Inc (a)	3,200	272,192
Semiconductors & Semiconductor Equipment - 0.9%
Marvell Technology Inc	2,000	225,720
NVIDIA Corp	2,200	264,154
		489,874
TOTAL INFORMATION TECHNOLOGY		762,066

Real Estate - 8.3%
Health Care REITs - 4.5%
Ventas Inc	20,000	1,208,400
Welltower Inc	9,100	1,241,968
		2,450,368
Industrial REITs - 0.6%
Prologis Inc	2,905	346,421
Specialized REITs - 3.2%
American Tower Corp	6,277	1,160,932
Equinix Inc	631	576,519
		1,737,451
TOTAL REAL ESTATE		4,534,240

Utilities - 29.4%
Electric Utilities - 21.0%
Constellation Energy Corp	3,270	980,935
Duke Energy Corp	14,600	1,635,054
Entergy Corp	10,100	818,908
Evergy Inc	15,600	1,001,052
Exelon Corp	31,600	1,264,000
NextEra Energy Inc	28,845	2,064,148
PG&E Corp	56,300	881,095
Southern Co/The	21,500	1,804,925
TXNM Energy Inc	20,100	971,835
		11,421,952
Independent Power and Renewable Electricity Producers - 3.3%
AES Corp/The	55,400	609,400
Vistra Corp	7,200	1,209,816
		1,819,216
Multi-Utilities - 5.1%
Ameren Corp	10,600	998,520
Sempra	21,200	1,758,116
		2,756,636
TOTAL UTILITIES		15,997,804

TOTAL UNITED STATES		38,628,271
TOTAL COMMON STOCKS (Cost $40,781,363)		50,962,921

Money Market Funds - 8.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $4,579,644)	4.37	4,578,728	4,579,643

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $45,361,007)	55,542,564
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(1,061,933)
NET ASSETS - 100.0%	54,480,631

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,917,461 or 7.2% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,917,461 or 7.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,962,511	10,146,758	7,529,625	37,888	-	(1)	4,579,643	4,578,728	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,973,645	3,973,645	57	-	-	-	-	0.0%
Total	1,962,511	14,120,403	11,503,270	37,945	-	(1)	4,579,643	4,578,728

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.